Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended										12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Successor [Member]	Sep. 30, 2013 Successor [Member]	Jun. 30, 2013 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Mar. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	$ 935,036	$ 804,689	$ 846,558	$ 888,011	$ 940,859	$ 804,689	$ 848,211	$ 894,019	$ 835,915	$ 743,740	$ 3,480,117	$ 3,321,885	$ 3,186,446
Gross profit			291,843	310,199	333,824	265,074	277,380	302,827	262,898	217,576
Operating income (loss)	146,535	75,425	60,143	99,842	94,304	75,425	69,101	72,999	65,032	31,106	329,714	238,238	(134,719)
Net income (loss)	$ 64,487	$ 15,900	$ (8,912)	$ 11,287	$ 1,121	$ 15,900	$ 11,450	$ 5,284	$ 6,595	$ (17,976)	$ 19,396	$ 5,353	$ (252,308)
Basic earnings (loss) per share	$ 0.35	$ 0.10	$ (0.05)	$ 0.07	$ 0.01	$ 0.10	$ 0.07	$ 0.03	$ 0.04	$ (0.12)	$ 0.12	$ 0.03	$ (1.63)
Diluted earnings (loss) per share	$ 0.34	$ 0.10	$ (0.05)	$ 0.07	$ 0.01	$ 0.10	$ 0.07	$ 0.03	$ 0.04	$ (0.12)	$ 0.12	$ 0.03	$ (1.63)